10Q ACCUMULATED OTHER COMPREHENSIVE LOSS - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	$ 22,280,686	$ 22,999,210	$ 22,999,210
Balance at end of period	22,248,343		22,280,686	$ 22,999,210
Other comprehensive income (loss)	206,984	(61,600)	(409,274)	197,441	$ (185,088)
Stockholders' equity	22,857,782		22,855,944	23,279,550	22,540,210	$ 25,869,417
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(612,992)	(258,925)	(258,925)	(405,969)	(234,182)
Balance at end of period			(612,992)	(258,925)	(405,969)
Other comprehensive income (loss)	163,346	(38,513)	(354,806)	147,044	(171,787)
Stockholders' equity	(449,646)	(297,438)	(612,992)	(258,925)	(405,969)	$ (234,182)
Foreign Currency Translation Gains (Losses)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(589,189)	(215,540)	(215,540)	(380,584)	(182,949)
Balance at end of period			(589,189)	(215,540)	(380,584)
Other comprehensive income (loss)	169,852	(58,579)
Stockholders' equity	(419,337)	(274,119)	(589,189)	(215,540)
Net Unrealized Gains (Losses) on Hedging Activities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(21,418)	(40,859)	(40,859)	(22,420)	(48,490)
Balance at end of period			(21,418)	(40,859)	(22,420)
Other comprehensive income (loss)	(6,506)	20,066
Stockholders' equity	(27,924)	(20,793)	(21,418)	(40,859)
Other
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(2,385)	(2,526)	(2,526)	(2,965)	(2,743)
Balance at end of period			(2,385)	(2,526)	$ (2,965)
Other comprehensive income (loss)	0	0
Stockholders' equity	$ (2,385)	$ (2,526)	$ (2,385)	$ (2,526)